Borrowings	6 Months Ended
Oct. 31, 2023
Borrowings [Abstract]
Borrowings
6.	Borrowings

Long-term borrowings consisted of the following as of April 30, 2023 and October 31, 2023:

	As of
	April 30, 2023	October 31, 2023
	JPY	JPY	US$
	(in thousands)
Long term borrowings, unsecured, maturing serially through 2023-2026, (weighted average: April 2023 — 2.95%, October 2023 — 2.95%)	¥1,034,445	¥1,027,779	$6,785
Less: current portion	(1,013,332)	(1,013,332)	(6,690)
Long-term borrowings, net of current portion	¥21,113	¥14,447	$95

The long-term borrowings accrue interest using fixed interest rates of 1.70% - 3.00% per annum as of April 30, 2023 and October 31, 2023. However, a certain borrowing is exempt from interest payments until November 29, 2023, due to the Tokyo Metropolitan Government’s interest subsidy policy for COVID-19.

The Company has an unsecured borrowing which allows it to borrow up to ¥1,000,000 thousand ($6,602 thousand) in installments, provided that the Company meets certain financial performance targets. As of April 30, 2023 and October 31, 2023, the Company was fully funded under the borrowing facility. Debt issuance costs related to these borrowings are immaterial.

Annual maturities for the years subsequent to October 31, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024 (remainder)(1)	¥1,006,666	$6,646
2025	13,332	88
2026	7,781	51
Total	¥1,027,779	$6,785

(1)	Of the amounts due in 2024, ¥1,000,000 thousand ($6,602 thousand) is due on February 29, 2024 and the remaining ¥6,666 thousand ($44 thousand) is comprised of six monthly payments of ¥1,111 thousand ($7 thousand) each month.